RESTRICTED STOCK AND RESTRICTED STOCK UNITS ("RSUs")	9 Months Ended
Sep. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 15 – RESTRICTED STOCK AND RESTRICTED STOCK UNITS (“RSUs”)

On July 23, 2014, in connection with the election of a new Chairman, President and CEO, the Company entered into a two year employment contract with the new CEO. Under the employment contract, the CEO received an award of RSU’s, to be issued within 90 days of the effective date of the Employment Agreement, under the Equity Incentive Plan adopted by the Company, in the amount of the greater (by value) of 50,000 shares of common stock or $500,000 of common stock based on the volume weighted average price for the 30 day period prior to the date of the grant. The Company also agreed to make an equal stock award to the CEO on each anniversary date of the employment agreement. The RSU’s vest immediately during each year of the employment contract.   As of September 30, 2014, the fair value of the grant was $711,500 which is being amortized over the CEO’s one year service period.

On August 21, 2014, the Compensation Committee of the Board of Directors granted Restricted Stock and RSU’s to two Board members who were elected to the Board on April 9, 2014. Under the award, the Directors received 346,875 shares of restricted stock and 121,875 RSU’s under which the holders have the right to receive 121,875 shares of common stock. The grant date fair value of the restricted stock was $3,607,500 and the grant date fair value of the RSU’s was $1,267,500. The restricted Stock and RSU’s vest over the remaining first year of the new Board members’ term ending on March 31, 2015. The fair value of the grant is being amortized over the period from the date of grant, August 21, 2014 to the end of the first year of the Board members’ term, March 31, 2015. Under the Board members’ contracts, additional grants will be made for the second year of the contract.

A summary of the activity related to restricted stock and RSUs for the nine months ended September 30, 2014 is presented below:

Restricted stock	Total shares	Grant date fair value
Restricted stock non-vested at January 1, 2014	-	$-
Restricted stock granted	346,875	10.40
Restricted stock vested	(178,125)	10.40
Restricted stock forfeited	-	-
Restricted stock non-vested at September 30, 2014	168,750	$10.40

Restricted stock units (RSU's)	Total shares	Grant date fair value
Restricted stock non-vested at January 1, 2014	-	$-
Restricted stock granted	171,875	10.40
Restricted stock vested	(115,625)	10.40
Restricted stock forfeited		-
Restricted stock non-vested at September 30, 2014	56,250	$10.40

A summary of the expense related to restricted stock and RSUs for the three and nine months ended September 30, 2014 is presented below:

Summary of the expense related to Restricted Stock and RSUs	Three months ended September 30, 2014	Nine months ended September 30, 2014
Restricted Stock	$663,262	$663,262
RSU's	368,378	368,378
Restricted stock non-vested at September 30, 2014	$1,031,640	$1,031,640